UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3759

Variable Insurance Products Fund IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Financial Services Portfolio

Semiannual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

VIP Financial Services Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
Initial Class
Actual	$ 1,000.00	$ 1,018.70	$ 4.25
HypotheticalA	$ 1,000.00	$ 1,020.58	$ 4.26
Investor Class
Actual	$ 1,000.00	$ 1,017.70	$ 5.05
HypotheticalA	$ 1,000.00	$ 1,019.79	$ 5.06

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.85%
Investor Class	1.01%

Semiannual Report

VIP Financial Services Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
American International Group, Inc.	8.3	9.4
Bank of America Corp.	5.7	5.0
JPMorgan Chase & Co.	5.1	5.0
Wachovia Corp.	4.3	2.9
Wells Fargo & Co.	3.7	4.4
Merrill Lynch & Co., Inc.	2.9	3.4
Endurance Specialty Holdings Ltd.	2.8	1.7
ACE Ltd.	2.7	2.4
Platinum Underwriters Holdings Ltd.	2.3	0.7
American Express Co.	2.2	2.7
	40.0
Top Industries (% of fund's net assets)
As of June 30, 2006
Insurance	29.8%
Commercial Banks	19.0%
Capital Markets	17.9%
Diversified Financial Services	15.2%
Thrifts & Mortgage Finance	8.3%
All Others*	9.8%

As of December 31, 2005
Insurance	30.3%
Commercial Banks	23.3%
Capital Markets	18.1%
Diversified Financial Services	9.1%
Thrifts & Mortgage Finance	8.3%
All Others*	10.9%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

VIP Financial Services Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (Note 1)
CAPITAL MARKETS - 17.9%
Asset Management & Custody Banks - 6.1%
Affiliated Managers Group, Inc. (a)	1,000	$ 86,890
American Capital Strategies Ltd. (d)	5,000	167,400
Ameriprise Financial, Inc.	2,808	125,433
Bank of New York Co., Inc.	5,350	172,270
Federated Investors, Inc. Class B (non-vtg.)	1,080	34,020
Franklin Resources, Inc.	3,800	329,878
Investors Financial Services Corp.	7,500	336,750
Legg Mason, Inc.	1,200	119,424
Northern Trust Corp.	3,550	196,315
Nuveen Investments, Inc. Class A	2,300	99,015
State Street Corp.	7,100	412,439
Technology Investment Capital Corp.	5,100	74,715
		2,154,549
Diversified Capital Markets - 1.2%
UBS AG (NY Shares)	3,700	405,890
Investment Banking & Brokerage - 10.6%
Bear Stearns Companies, Inc.	980	137,278
Charles Schwab Corp.	13,300	212,534
Daiwa Securities Group, Inc.	6,000	71,523
E*TRADE Financial Corp. (a)	25,300	577,346
E*TRADE Securities Co. Ltd.	24	32,091
Goldman Sachs Group, Inc.	1,840	276,791
KKR Private Equity Investors, L.P. Restricted Depositary Units (e)	3,500	77,875
Lazard Ltd. Class A	3,500	141,400
Lehman Brothers Holdings, Inc.	1,360	88,604
MCF Corp. (a)	32,500	33,475
Merrill Lynch & Co., Inc.	14,900	1,036,444
Morgan Stanley	9,710	613,769
Nikko Cordial Corp.	4,500	57,575
Nomura Holdings, Inc.	4,300	80,840
optionsXpress Holdings, Inc.	3,900	90,909
TD Ameritrade Holding Corp.	5,035	74,568
TradeStation Group, Inc. (a)	10,720	135,822
		3,738,844
TOTAL CAPITAL MARKETS		6,299,283
COMMERCIAL BANKS - 19.0%
Diversified Banks - 15.5%
ABN-AMRO Holding NV sponsored ADR	3,100	84,816
Absa Group Ltd.	3,800	53,158
Banco Bilbao Vizcaya Argentaria SA	4,700	96,820
Banco Popolare di Verona e Novara	9,200	246,553
Bangkok Bank Ltd. PCL (For. Reg.)	31,800	88,426
Bank Hapoalim BM (Reg.)	10,700	45,666
Bank of Montreal	6,100	328,197
HDFC Bank Ltd. sponsored ADR	2,600	141,830

	Shares	Value (Note 1)
HSBC Holdings PLC:
(United Kingdom) (Reg.)	6,500	$ 114,855
sponsored ADR	1,400	123,690
ICICI Bank Ltd.	9,493	102,027
Kookmin Bank	1,240	101,950
Mizrahi Tefahot Bank Ltd. (a)	8,700	50,759
Standard Chartered PLC (United Kingdom)	7,503	183,179
State Bank of India	3,784	69,625
Toronto-Dominion Bank	4,100	208,177
U.S. Bancorp, Delaware	16,100	497,168
Unicredito Italiano Spa	13,100	102,606
Wachovia Corp.	27,901	1,508,886
Wells Fargo & Co.	19,300	1,294,644
		5,443,032
Regional Banks - 3.5%
Cathay General Bancorp	5,600	203,728
Center Financial Corp., California	5,300	125,292
City National Corp.	900	58,581
East West Bancorp, Inc.	1,400	53,074
Kansai Urban Banking Corp.	17,000	71,462
M&T Bank Corp.	800	94,336
Nara Bancorp, Inc.	3,300	61,875
North Fork Bancorp, Inc., New York	3,450	104,087
SVB Financial Group (a)	4,600	209,116
The Keiyo Bank Ltd.	8,000	45,305
UCBH Holdings, Inc.	4,100	67,814
UnionBanCal Corp.	2,100	135,639
		1,230,309
TOTAL COMMERCIAL BANKS		6,673,341
CONSUMER FINANCE - 4.1%
Consumer Finance - 4.1%
American Express Co.	14,540	773,819
Capital One Financial Corp. (d)	3,000	256,350
Dollar Financial Corp. (a)	10,239	184,302
SLM Corp.	4,640	245,549
		1,460,020
DIVERSIFIED CONSUMER SERVICES - 0.3%
Specialized Consumer Services - 0.3%
Jackson Hewitt Tax Service, Inc.	3,100	97,185
DIVERSIFIED FINANCIAL SERVICES - 15.2%
Other Diversifed Financial Services - 12.8%
Bank of America Corp.	41,959	2,018,228
Citigroup, Inc.	11,330	546,559
FirstRand Ltd.	22,200	52,326
ING Groep NV sponsored ADR	2,000	78,640
JPMorgan Chase & Co.	42,938	1,803,396
		4,499,149
Specialized Finance - 2.4%
Asset Acceptance Capital Corp. (a)	4,914	97,297
Common Stocks - continued
	Shares	Value (Note 1)
DIVERSIFIED FINANCIAL SERVICES - CONTINUED
Specialized Finance - continued
CIT Group, Inc.	1,400	$ 73,206
IntercontinentalExchange, Inc.	3,500	202,790
International Securities Exchange, Inc. Class A	2,300	87,561
Marlin Business Services Corp. (a)	3,317	74,832
NETeller PLC (a)	12,500	137,791
The NASDAQ Stock Market, Inc. (a)	6,500	194,350
		867,827
TOTAL DIVERSIFIED FINANCIAL SERVICES		5,366,976
HOUSEHOLD DURABLES - 0.3%
Homebuilding - 0.3%
D.R. Horton, Inc.	3,900	92,898
INSURANCE - 29.8%
Insurance Brokers - 0.6%
National Financial Partners Corp.	2,900	128,499
Willis Group Holdings Ltd.	2,600	83,460
		211,959
Life & Health Insurance - 4.3%
AFLAC, Inc.	7,800	361,530
Lincoln National Corp.	2,300	129,812
MetLife, Inc.	7,210	369,224
Protective Life Corp.	900	41,958
Prudential Financial, Inc.	3,800	295,260
Shin Kong Financial Holding Co. Ltd.	68,000	74,766
Sun Life Financial, Inc.	5,590	222,088
		1,494,638
Multi-Line Insurance - 9.8%
American International Group, Inc.	49,610	2,929,470
Hartford Financial Services Group, Inc.	4,860	411,156
HCC Insurance Holdings, Inc.	3,730	109,811
		3,450,437
Property & Casualty Insurance - 8.5%
ACE Ltd.	19,050	963,740
Allstate Corp.	5,300	290,069
AMBAC Financial Group, Inc.	1,310	106,241
Aspen Insurance Holdings Ltd.	18,200	423,878
Axis Capital Holdings Ltd.	4,400	125,884
Berkshire Hathaway, Inc. Class B (a)	71	216,053
MBIA, Inc.	3,260	190,873
The St. Paul Travelers Companies, Inc.	10,900	485,922
XL Capital Ltd. Class A	3,000	183,900
		2,986,560
Reinsurance - 6.6%
Endurance Specialty Holdings Ltd.	30,760	984,320
Everest Re Group Ltd.	1,000	86,570

	Shares	Value (Note 1)
IPC Holdings Ltd.	400	$ 9,864
Max Re Capital Ltd.	7,099	155,042
PartnerRe Ltd.	1,500	96,075
Platinum Underwriters Holdings Ltd.	28,400	794,632
Scottish Re Group Ltd.	7,100	118,428
Swiss Reinsurance Co. (Reg.)	1,341	93,733
		2,338,664
TOTAL INSURANCE		10,482,258
REAL ESTATE INVESTMENT TRUSTS - 4.1%
Office REITs - 0.8%
Digital Realty Trust, Inc.	4,100	101,229
Duke Realty Corp.	2,030	71,355
Reckson Associates Realty Corp.	2,300	95,174
		267,758
Residential REITs - 1.5%
Equity Lifestyle Properties, Inc.	1,200	52,596
Equity Residential (SBI)	7,090	317,136
United Dominion Realty Trust, Inc. (SBI)	6,200	173,662
		543,394
Retail REITs - 1.8%
CBL & Associates Properties, Inc.	2,000	77,860
Developers Diversified Realty Corp.	1,800	93,924
General Growth Properties, Inc.	1,300	58,578
Kimco Realty Corp.	1,800	65,682
Simon Property Group, Inc.	4,000	331,760
		627,804
TOTAL REAL ESTATE INVESTMENT TRUSTS		1,438,956
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
Real Estate Management & Development - 0.4%
Mitsui Fudosan Co. Ltd.	6,000	130,304
THRIFTS & MORTGAGE FINANCE - 8.3%
Thrifts & Mortgage Finance - 8.3%
Countrywide Financial Corp.	10,113	385,103
Doral Financial Corp.	1,850	11,859
Downey Financial Corp.	600	40,710
Fannie Mae	15,250	733,525
Freddie Mac	3,000	171,030
Golden West Financial Corp., Delaware	5,400	400,680
Hudson City Bancorp, Inc.	18,579	247,658
MGIC Investment Corp.	1,600	104,000
Radian Group, Inc.	1,825	112,749
Sovereign Bancorp, Inc.	7,129	144,790
The PMI Group, Inc.	2,300	102,534
W Holding Co., Inc.	9,148	60,834
Washington Mutual, Inc. (d)	8,900	405,662
		2,921,134
TOTAL COMMON STOCKS (Cost $28,123,634)		34,962,355
Money Market Funds - 2.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.11% (b)	66,177	$ 66,177
Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c)	788,025	788,025
TOTAL MONEY MARKET FUNDS (Cost $854,202)		854,202
TOTAL INVESTMENT PORTFOLIO -101.8% (Cost $28,977,836)		35,816,557
NET OTHER ASSETS - (1.8)%		(635,272)
NET ASSETS - 100%		$ 35,181,285
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $77,875 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
KKR Private Equity Investors, L.P. Restricted Depositary Units	5/3/06	$ 87,500
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,891
Fidelity Securities Lending Cash Central Fund	644
Total	$ 6,535
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	78.0%
Bermuda	8.2%
Cayman Islands	3.0%
Canada	2.1%
United Kingdom	1.8%
Switzerland	1.5%
Japan	1.4%
Italy	1.0%
Others (individually less than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Financial Services Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $765,739) - See accompanying schedule: Unaffiliated issuers (cost $28,123,634)	$ 34,962,355
Affiliated Central Funds (cost $854,202)	854,202
Total Investments (cost $28,977,836)		$ 35,816,557
Cash		10,825
Receivable for fund shares sold		140,626
Dividends receivable		42,511
Interest receivable		462
Prepaid expenses		66
Other receivables		1,177
Total assets		36,012,224

Liabilities
Payable for fund shares redeemed	79
Accrued management fee	16,405
Other affiliated payables	3,606
Other payables and accrued expenses	22,824
Collateral on securities loaned, at value	788,025
Total liabilities		830,939

Net Assets		$ 35,181,285
Net Assets consist of:
Paid in capital		$ 26,842,452
Undistributed net investment income		244,025
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,256,080
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,838,728
Net Assets		$ 35,181,285

Statement of Assets and Liabilities - continued

June 30, 2006 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($28,974,369 ÷ 2,265,683 shares)	$ 12.79

Investor Class: Net Asset Value, offering price and redemption price per share ($6,206,916 ÷ 486,227 shares)	$ 12.77

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Dividends		$ 387,682
Interest		76
Income from affiliated Central Funds		6,535
Total income		394,293

Expenses
Management fee	$ 100,981
Transfer agent fees	17,374
Accounting and security lending fees	6,734
Independent trustees' compensation	68
Custodian fees and expenses	13,538
Audit	14,127
Legal	448
Miscellaneous	2,074
Total expenses before reductions	155,344
Expense reductions	(2,326)	153,018
Net investment income (loss)		241,275
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $4,005)	1,374,441
Foreign currency transactions	(1,381)
Total net realized gain (loss)		1,373,060
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $224)	(1,058,176)
Assets and liabilities in foreign currencies	(3)
Total change in net unrealized appreciation (depreciation)		(1,058,179)
Net gain (loss)		314,881
Net increase (decrease) in net assets resulting from operations		$ 556,156

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 241,275	$ 438,555
Net realized gain (loss)	1,373,060	2,507,591
Change in net unrealized appreciation (depreciation)	(1,058,179)	(955,014)
Net increase (decrease) in net assets resulting from operations	556,156	1,991,132
Distributions to shareholders from net investment income	(428,612)	(452,940)
Distributions to shareholders from net realized gain	(703,305)	-
Total distributions	(1,131,917)	(452,940)
Share transactions - net increase (decrease)	837,660	(8,232,955)
Redemption fees	10,565	8,912
Total increase (decrease) in net assets	272,464	(6,685,851)

Net Assets
Beginning of period	34,908,821	41,594,672
End of period (including undistributed net investment income of $244,025 and undistributed net investment income of $431,362, respectively)	$ 35,181,285	$ 34,908,821

See accompanying notes which are an integral part of the financial statements.

VIP Financial Services Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.98	$ 12.19	$ 10.91	$ 8.44	$ 9.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.16	.12	.10	.10	.03
Net realized and unrealized gain (loss)	.15	.77	1.15	2.47	(1.21)	(.38)
Total from investment operations	.24	.93	1.27	2.57	(1.11)	(.35)
Distributions from net investment income	(.16)	(.14)	-	(.11)	(.10)	(.02)
Distributions from net realized gain	(.27)	-	-	-	-	-
Total distributions	(.43)	(.14)	-	(.11)	(.10)	(.02)
Redemption fees added to paid in capital E	- H	- H	.01	.01	.01	.01
Net asset value, end of period	$ 12.79	$ 12.98	$ 12.19	$ 10.91	$ 8.44	$ 9.64
Total Return B, C, D	1.87%	7.71%	11.73%	30.59%	(11.41)%	(3.40)%
Ratios to Average Net Assets G
Expenses before reductions	.85% A	.86%	.85%	.97%	.92%	1.40% A
Expenses net of fee waivers, if any	.85% A	.86%	.85%	.97%	.92%	1.40% A
Expenses net of all reductions	.84% A	.85%	.83%	.96%	.89%	1.37% A
Net investment income (loss)	1.37% A	1.31%	1.10%	1.06%	1.07%	.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,974	$ 32,776	$ 41,595	$ 40,900	$ 34,724	$ 29,069
Portfolio turnover rate	56% A	59%	98%	66%	107%	114% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. FFor the period July 18, 2001 (commencement of operations) to December 31, 2001. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.98	$ 12.07
Income from Investment Operations
Net investment income (loss) E	.08	.05
Net realized and unrealized gain (loss)	.15	.86
Total from investment operations	.23	.91
Distributions from net investment income	(.17)	-
Distributions from net realized gain	(.27)	-
Total distributions	(.44)	-
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 12.77	$ 12.98
Total Return B, C, D	1.77%	7.54%
Ratios to Average Net Assets G
Expenses before reductions	1.01% A	1.18% A
Expenses net of fee waivers, if any	1.01% A	1.18% A
Expenses net of all reductions	1.00% A	1.16% A
Net investment income (loss)	1.21% A	.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,207	$ 2,133
Portfolio turnover rate	56% A	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

1. Significant Accounting Policies.

VIP Financial Services Portfolio (the Fund) is a fund of Variable Insurance Products Fund IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The Fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 7,797,309
Unrealized depreciation	(1,068,180)
Net unrealized appreciation (depreciation)	$ 6,729,129
Cost for federal income tax purposes	$ 29,087,428

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

Trading (Redemption) Fees. Initial Class shares and Investor Class shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $9,969,133 and $10,124,189, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

VIP Financial Services Portfolio

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 12,362
Investor Class	5,012
$ 17,374

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $161 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $50 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income from affiliated central funds. Net Income from lending portfolio securities during the period amounted to $644.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,326 for the period.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2006	Year ended December 31, 2005A
From net investment income
Initial Class	$ 393,932	$ 452,940
Investor Class	34,680	-
Total	$ 428,612	$ 452,940
From net realized gain
Initial Class	$ 648,547	$ -
Investor Class	54,758	-
Total	$ 703,305	$ -

A Distributions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005A	Six months ended June 30, 2006	Year ended December 31, 2005A
Initial Class
Shares sold	234,532	477,544	$ 3,102,270	$ 5,858,204
Reinvestment of distributions	81,317	37,371	1,042,479	452,940
Shares redeemed	(574,957)	(1,403,661)	(7,534,503)	(16,611,409)
Net increase (decrease)	(259,108)	(888,746)	$ (3,389,754)	$ (10,300,265)
Investor Class
Shares sold	360,172	172,425	$ 4,726,236	$ 2,163,613
Reinvestment of distributions	6,987	-	89,438	-
Shares redeemed	(45,317)	(8,040)	(588,260)	(96,303)
Net increase (decrease)	321,842	164,385	$ 4,227,414	$ 2,067,310

A Share transactions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

VIP Financial Services Portfolio

Board Approval of Investment Advisory Contracts and Management Fees

VIP Financial Services Portfolio

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company (formerly Fidelity
Management & Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VFSIC-SANN-0806
1.817370.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund IV: Financial Services Portfolio's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV: Financial Services Portfolio's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 17, 2006